Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000024716 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024716 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024716 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024716 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024716 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024716 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024716 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024716 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000024716 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024716 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000024716 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000024716 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024716 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024716 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000024718 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024718 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024718 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024718 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024718 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024718 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024718 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024718 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000024718 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024718 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000024718 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000024718 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024718 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024718 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000024719 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024719 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024719 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024719 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000024719 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024719 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000024719 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000024719 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000024719 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024719 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000024719 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000024719 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024719 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000024719 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000114966 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000114966 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114966 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114966 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114966 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000114966 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000114966 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000114966 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114966 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000114966 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000114966 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000114966 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114966 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000114966 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000123387 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000123387 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000123387 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123387 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123387 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000123387 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000123387 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000123387 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000123387 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000123387 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000123387 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000123387 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123387 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000123387 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	89.90%